SUMMARY OF OPTIONS OUTSTANDING (Details)	6 Months Ended
	Apr. 30, 2023 shares Segment $ / shares	Apr. 30, 2023 shares $ / shares	Jan. 31, 2021 Segment
IfrsStatementLineItems [Line Items]
Number of warrants	44,007	44,007	80,181
Number of warrants Vested	3,207
Options One [Member]
IfrsStatementLineItems [Line Items]
Number of warrants | shares	3,207	3,207
Number of warrants Exercise price | $ / shares		$ 172.50
Number of warrants Expiry date	Nov. 09, 2025	Nov. 09, 2025
Number of warrants Vested	3,207
Options Two [Member]
IfrsStatementLineItems [Line Items]
Number of warrants | shares	40,800	40,800
Number of warrants Exercise price | $ / shares	$ 6.25
Number of warrants Expiry date	Apr. 03, 2028	Apr. 03, 2028
Number of warrants Vested